GOODWILL - KEY ASSUMPTIONS USED FOR VALUE-IN-USE CALCULATIONS - Narratives (Details) - Railroad business [member]	12 Months Ended
Dec. 31, 2021 CNY (¥)
Disclosure of goodwill key assumptions used for value-in-use calculation [line items]
Impairment loss recognized against goodwill due to lower budgeted growth rate	¥ 0
Impairment loss recognized against goodwill due to higher estimated pre-tax discount rate	¥ 0
Maximum [member]
Disclosure of goodwill key assumptions used for value-in-use calculation [line items]
Percentage by which budgeted growth rate used in value-in-use calculation lower than management estimates	10.00%
Percentage by which estimated pre-tax discount rate applied to the discounted cash flows is higher than management's estimates	1.00%